Financial Instruments - Additional information (Detail) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) share	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total Debt	$ 7,500	$ 7,100
Cash collateral for risk management contracts price change	18	$ 47
Discounted credit adjusted risk free rate		5.60%
WCS Forward Prices
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Average forward price for Western Canadian Select crude oil for the remaining term (in CAD per barrel) | share		71.86
WTI Option Implied Volatility
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Average implied volatility contingent payment percentage		39.40%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment
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Average implied volatility contingent payment percentage		5.80%
Sunrise Oil Sands Partnership
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Contingent liabilities recognised in business combination	0	$ 164	$ 419
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value debt carried at amortized cost	$ 6,900	$ 6,600